Offerings - Offering: 1	Nov. 10, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.200% Medium-Term Notes due 2031
Maximum Aggregate Offering Price	$ 600,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 52,200.00
Offering Note	Calculated in accordance with Rule 457(o) under the Securities Act of 1933 and relates to the Registration Statement on Form S-3 (No. 333-281501) filed by McDonald's Corporation on August 12, 2024.